Performance Management	Dec. 31, 2025
Jacob Internet Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The performance information that follows gives some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year, and the table compares the Fund’s average annual returns with those of a broad measure of market performance, an index with characteristics relevant to the Fund, and an index of Internet stocks for the last calendar year. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.jacobmutualfunds.com.

Performance Past Does Not Indicate Future [Text]	Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance information that follows gives some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The bar chart shows the Fund’s performance from year to year, and the table compares the Fund’s average annual returns with those of a broad measure of market performance, an index with characteristics relevant to the Fund, and an index of Internet stocks for the last calendar year.
Bar Chart [Heading]	Annual Total Returns through December 31 (Investor Class)
Bar Chart Closing [Text Block]

Best Quarter
Q2 2020
57.91%

Worst Quarter
Q2 2022
-40.65%

Performance Table Heading	Average Annual Total Returns through December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.jacobmutualfunds.com
Jacob Internet Fund | Jacob Internet Fund Investor Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	57.91%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(40.65%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Jacob Small Cap Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The performance information that follows gives some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year, and the table compares the Fund’s average annual returns with those of an index with characteristics relevant to the Fund and a broad measure of market performance for the last calendar year. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.jacobmutualfunds.com.

Performance Past Does Not Indicate Future [Text]	Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance information that follows gives some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The bar chart shows the Fund’s performance from year to year, and the table compares the Fund’s average annual returns with those of an index with characteristics relevant to the Fund and a broad measure of market performance for the last calendar year.
Bar Chart [Heading]	Annual Total Returns through December 31 (Investor Class)
Bar Chart Closing [Text Block]

Best Quarter
Q2 2020
44.09%

Worst Quarter
Q2 2022
-39.03%

Performance Table Heading	Average Annual Total Returns through December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Investor Class shares only and after-tax returns for Institutional Class shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only and after-tax returns for Institutional Class shares will vary.

Performance Availability Website Address [Text]	www.jacobmutualfunds.com
Jacob Small Cap Growth Fund | Jacob Small Cap Growth Fund Investor Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	44.09%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(39.03%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Jacob Discovery Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The performance information that follows gives some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year, and the table compares the Fund’s average annual returns with those of indexes with characteristics relevant to the Fund and a broad measure of market performance for the last calendar year. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.jacobmutualfunds.com.

Performance Past Does Not Indicate Future [Text]	Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance information that follows gives some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The bar chart shows the Fund’s performance from year to year, and the table compares the Fund’s average annual returns with those of indexes with characteristics relevant to the Fund and a broad measure of market performance for the last calendar year.
Bar Chart [Heading]	Annual Total Returns through December 31 (Investor Class)
Bar Chart Closing [Text Block]

Best Quarter	Worst Quarter
Q2 2020	Q2 2022
44.00%	-30.33%

Performance Table Heading	Average Annual Total Returns through December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Investor Class shares only and after-tax returns for Institutional Class shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only and after-tax returns for Institutional Class shares will vary.

Performance Availability Website Address [Text]	www.jacobmutualfunds.com
Jacob Discovery Fund | Jacob Discovery Fund Investor Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	44.00%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(30.33%)
Lowest Quarterly Return, Date	Jun. 30, 2022